Summary of Significant Accounting Policies: Other Income / Operating and Other Expenses (Policies)	9 Months Ended
Sep. 30, 2018
Policies
Other Income / Operating and Other Expenses

Other Income / Operating and Other Expenses

Other income for the three and nine months ended September 30, 2017 includes legal settlements received on structured security investments that had previously been sold. Operating and other expenses for the three and nine months ended September 30, 2017 includes legal expenses related to the settlements received. There were no legal settlements received in 2018.